Ordinary shares and treasury shares (Details) - USD ($)			12 Months Ended
	Mar. 28, 2025	Jul. 15, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2023
Ordinary Share
Amount of shares authorized			$ 50,000
Ordinary shares, shares authorized (in shares)			10,000,000,000
Convertible notes payable			$ 7,664,000
Share-based compensation arrangement by share-based payment award, shares to be repurchased		4,500,000
Share repurchase program, authorized, amount				$ 20,000,000
Share repurchase program, authorized (in shares)			20,897,751	503,000
Repurchase of ordinary shares			$ 28,985,000	$ 1,019,000
Treasury Shares
Ordinary Share
Repurchase of ordinary shares			$ 28,985,000	$ 1,019,000
Forecast
Ordinary Share
Share repurchase program, authorized, amount					$ 40,000,000
Common Class A
Ordinary Share
Ordinary shares, shares authorized (in shares)			8,000,000,000	8,000,000,000
Ordinary shares, par value per share (in USD per share)			$ 0.000005	$ 0.000005
Ordinary shares, shares issued (in shares)			336,406,528	296,169,110
Convertible notes payable (in shares)			4,107,146
Convertible notes payable			$ 7,664,000
Common Class A | Follow-On Public Offering
Ordinary Share
Number of shares issued in transaction (in shares)	25,000,000
Share price (in USD per share)	$ 1.80
Consideration received	$ 42,578,000
Common Class A | Share Incentive 2022 Plan
Ordinary Share
Ordinary shares, shares issued (in shares)			8,130,272	7,180,061		554,575
Class B Ordinary Shares
Ordinary Share
Ordinary shares, shares authorized (in shares)			1,000,000,000	1,000,000,000
Ordinary shares, par value per share (in USD per share)			$ 0.000005	$ 0.000005
Ordinary shares, shares issued (in shares)			45,960,916	48,960,916
Convertible notes payable (in shares)			3,000,000
Designated Shares
Ordinary Share
Ordinary shares, shares authorized (in shares)			1,000,000,000
Ordinary shares, par value per share (in USD per share)			$ 0.000005